Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		99 Months Ended	102 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,571)	$ (6,750)	$ (155,507)	$ (1,450,346)	$ (1,620,353)	$ (1,628,924)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation	0	0	146,718	1,415,500	1,562,318	1,562,318
Changes in operating assets and liabilities:
Prepaid expenses	4,998	0	(6,668)	0	(6,668)	(1,670)
Accrued expenses	275	500	(925)	(13,125)	350	625
NET CASH USED IN OPERATING ACTIVITIES	(3,298)	(6,250)	(16,382)	(47,971)	(64,353)	(67,651)
CASH FLOWS FROM FINANCING ACTIVITIES:
Amounts received from related party	0	0	3,000	0	3,000	3,000
Payment of accrued expenses by stockholder	0	0	0	12,650	12,650	12,650
Proceeds from sale of common stock	0	0	0	61,500	61,500	61,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	0	0	3,000	74,150	77,150	77,150
NET CHANGE IN CASH	(3,298)	(6,250)	(13,382)	26,179	12,797	9,499
Cash at beginning of period	12,797	26,179	26,179	0	0	0
Cash at end of period	9,499	19,929	12,797	26,179	12,797	9,499
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	0	0	0	0	0	0
Income tax paid	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0